UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Municipal Income Trust

1/31/11
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Municipal Bonds – 148.3%
Airport & Port Revenue – 3.5%
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”,
AGM, 5.75%, 2022	$3,000,000	$3,051,582
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	195,000	181,253
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	375,000	342,521
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	1,365,000	1,283,878
Oklahoma City, OK, Airport Trust Rev., AGM, 5.75%, 2016	3,125,000	3,132,344
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	485,000	467,104
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	550,000	522,335

		$8,981,017

General Obligations - General Purpose – 0.4%
Luzerne County, PA, AGM, 6.75%, 2023	$870,000	$932,744

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$270,000	$282,887
Guam Government, “A”, 7%, 2039	305,000	318,566

		$601,453

General Obligations - Schools – 0.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$525,000	$146,669
Los Angeles, CA, Unified School District, “D”, 5%, 2034	180,000	165,712
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	320,000	78,941
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	955,000	422,731
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	965,000	381,117

		$1,195,170

Healthcare Revenue - Hospitals – 47.0%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev.,
“A” (Russell Hospital Corp.), 5.75%, 2036	$600,000	$495,522
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	1,905,000	1,321,613
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	1,055,000	703,569
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	1,500,000	1,324,005
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	650,000	635,726
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	1,295,000	1,286,570
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5.75%, 2040	80,000	71,882
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	550,000	414,711
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	670,000	623,415
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	205,000	180,882
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	79,861
Chautauqua County, NY, Capital Resource Corp., Rev. (Women’s Christian Assn.), “A”, 8%, 2030	1,060,000	1,010,413

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	$105,000	$106,821
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	955,000	971,617
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	325,000	267,511
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	105,000	86,395
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	785,000	767,667
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	275,000	197,302
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.6%, 2011 (c)	1,000,000	1,033,950
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	675,000	714,278
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	865,000	832,805
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	1,300,000	1,316,432
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	1,500,000	1,387,695
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	615,000	582,762
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	255,000	262,844
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	1,310,000	1,329,807
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	135,000	130,091
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	435,000	413,859
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	375,000	359,434
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	1,275,000	916,763
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	250,000	216,765
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	295,000	247,169
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	755,000	586,069
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	725,000	708,789
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	610,000	656,220
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	385,000	298,976
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	945,000	1,029,804
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	940,000	945,678
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	3,025,000	3,143,610
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	965,000	969,545
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	1,000,000	957,850
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,000,000	852,250
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,860,000	1,588,514
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), 6%, 2038	365,000	330,570
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	660,000	563,185

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	$440,000	$404,593
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	475,000	432,497
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,035,000	3,071,936
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	1,095,000	1,010,094
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	1,725,000	1,798,399
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,615,000	1,445,554
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	110,000	91,549
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	110,000	89,240
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	435,000	492,033
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), 5.75%, 2038	180,000	155,446
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	380,000	364,834
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	985,000	854,891
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	285,000	260,926
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,900,000	1,899,791
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,400,000	1,327,088
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	925,000	761,146
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	260,000	219,960
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	810,000	755,349
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	995,000	997,179
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	2,000,000	1,844,540
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	1,020,000	807,493
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	225,000	196,200
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,135,000	966,748
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	435,000	402,144
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	90,000	92,337
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	1,110,000	1,082,528
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	880,000	954,316
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	120,000	115,096

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	$440,000	$466,668
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	145,000	149,472
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	1,010,000	895,244
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	3,000,000	3,010,740
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	100,000	92,265
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	440,000	341,286
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.25%, 2024	410,000	396,195
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	560,000	508,295
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	455,000	438,939
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	300,000	249,921
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	175,000	148,741
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	1,395,000	1,114,270
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	255,000	235,916
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,610,000	1,655,821
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	1,665,000	1,688,127
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,500,000	1,578,150
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,975,000	1,964,789
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	765,000	764,977
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	590,000	516,008
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,560,000	1,660,963
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	505,000	547,965
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,595,000	1,795,348
Rutherford County, TN, Health & Educational Facilities Board Rev., 5%, 2040 (u)	12,500,000	11,147,750
Salida, CO, Hospital District Rev., 5.25%, 2036	1,674,000	1,355,689
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), ETM, FRN, AMBAC, 12.747%, 2020 (c)(p)	600,000	603,816
Scottsdale, AZ, Industrial Development Authority, Hospital Rev. (Scottsdale Healthcare), “C”, ASSD GTY, 5%, 2035	115,000	104,331
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	625,000	679,000
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	185,000	200,621
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	315,000	341,599
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	375,000	407,400
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	1,455,000	1,391,678
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	205,000	206,620

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	$165,000	$148,182
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	560,000	536,435
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	835,000	829,280
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	685,000	626,981
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	670,000	738,963
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	255,000	246,501
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	385,000	369,719
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	60,000	58,395
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	870,000	776,614
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2036	1,085,000	915,284
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,115,000	941,049
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)	735,000	40,425
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,085,000	3,086,604
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	1,250,000	1,267,925
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	985,000	779,953
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	810,000	629,257
Upland, CA, San Antonio Community Hospital, COP, 6.375%, 2032	1,750,000	1,705,550
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	600,000	600,462
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.75%, 2042	220,000	183,968
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	1,035,000	861,348
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	1,500,000	1,629,855
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	1,400,000	1,291,990
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	1,095,000	950,570
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2012 (c)	1,000,000	1,069,750
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	195,000	194,319
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,249,913
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	905,000	807,631
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	1,500,000	1,555,725
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	1,000,000	1,019,720
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,135,000	944,922
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	745,000	679,157
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	450,000	452,903

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	$750,000	$556,238

		$120,219,295

Healthcare Revenue - Long Term Care – 15.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), CALHF, 6%, 2037	$175,000	$164,827
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	345,000	286,326
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	750,000	882,675
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	3,445,000	2,658,196
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	430,000	400,106
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	290,000	256,369
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	170,000	139,604
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	225,000	169,990
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	160,000	171,677
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	150,000	135,629
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	560,000	488,180
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	755,000	597,401
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	375,000	317,700
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,000,000	921,110
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	1,170,000	1,193,915
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	1,360,000	1,362,013
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	720,000	811,879
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	280,000	315,731
Franklin County, OH, Healthcare Facilities Rev. (Ohio Presbyterian), 7.125%, 2011 (c)	1,000,000	1,035,860
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	330,000	276,187
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2027	1,000,000	808,150
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	215,000	159,906
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	130,000	133,041
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	630,000	639,954
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	117,398
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	275,000	304,494
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	500,000	526,545
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	590,000	478,891
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	440,000	316,796

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	$850,000	$787,619
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	500,000	478,770
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	800,000	601,264
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	1,270,000	1,081,342
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	490,000	373,944
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	520,000	400,681
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028	343,000	185,299
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	147,000	869
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	1,030,000	1,096,744
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	800,000	675,400
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	755,000	706,891
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	195,000	120,494
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	785,000	446,210
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	315,000	235,072
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	345,000	309,220
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	500,000	545,345
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	475,000	451,022
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	1,270,000	1,087,184
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	340,000	244,844
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	85,000	58,568
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	150,000	147,777
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	225,000	220,932
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	1,180,000	980,958
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	214,713
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	510,000	426,248
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	530,000	427,074
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	715,000	562,955
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	215,000	191,505
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	330,000	282,140
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	320,000	250,880
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	490,000	376,913
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	105,000	78,402
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	245,000	188,951
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	820,000	748,389
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.5%, 2028	130,000	107,017
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	150,000	113,372

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	$515,000	$289,574
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	470,000	260,784
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	1,565,000	1,461,913
Sterling, IL (Hoosier Care), 7.125%, 2034	660,000	567,844
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	480,000	360,811
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	115,000	108,095
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	365,000	286,120
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	780,000	715,198
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	1,500,000	1,431,150
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	245,000	239,086
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	370,000	360,809
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	460,000	389,132
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	1,075,000	800,316
Wisconsin Health & Educational Facilities Authority Rev. (All Saints Assisted Living Project), 6%, 2037	340,000	282,860

		$38,829,250

Human Services – 2.7%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027 (a)	$210,000	$115,500
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036 (a)	325,000	178,750
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	1,275,000	1,277,219
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	500,000	433,470
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	375,000	325,103
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	1,100,000	932,525
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	115,000	114,900
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 2035	620,000	527,322
New York, NY, Industrial Development Agency, Civic Facility Rev. (A Very Special Place), “A”, 5.75%, 2029	1,000,000	786,880
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 2017	1,030,000	960,310
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.75%, 2011	100,000	100,174
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	969,980
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	165,000	163,187

		$6,885,320

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Airlines – 9.0%
Alliance Airport Authority, Inc., TX (American Airlines, Inc.), 5.25%, 2029	$660,000	$465,472
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	190,000	144,212
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	555,000	629,586
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	285,000	305,483
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	750,000	541,403
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	3,735,000	3,043,353
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	1,600,000	1,392,896
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	2,270,000	2,153,231
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	385,000	374,886
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	850,000	847,697
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,300,000	1,158,469
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 7.2%, 2030	1,595,000	1,578,189
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	725,000	741,958
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	6,625,000	6,862,639
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	2,540,000	2,645,410
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), “A”, 8%, 2012	265,000	271,556

		$23,156,440

Industrial Revenue - Chemicals – 2.2%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$2,000,000	$1,949,240
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	75,000	68,210
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,000,000	1,012,260
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	610,000	609,347
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,920,000	1,884,730

		$5,523,787

Industrial Revenue - Environmental Services – 1.6%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	$695,000	$690,357
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	750,000	760,943
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	440,000	421,128
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,826,353
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	440,000	442,380

		$4,141,161

Industrial Revenue - Metals – 0.3%
State of Indiana Finance Authority, Environmental Rev. (U.S. Steel Corp.), 6%, 2026	$745,000	$715,252

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 5.5%
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030 (a)	$440,000	$300,388
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (d)	13,387	770
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (d)	238,610	13,720
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	1,750,000	1,530,008
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,000,000	999,990
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	90,000	83,637
Illinois Finance Authority Rev. (Navistar International Corp.), 6.5%, 2040	1,065,000	1,062,082
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	430,000	359,975
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	700,000	692,055
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	620,000	514,507
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	1,270,000	1,336,332
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	580,000	610,293
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	2,000,000	2,008,300
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	3,255,000	3,269,257
Texas Midwest Public Facilities Corp. Rev. (Secure Treatment Facilities Project), 9%, 2030	395,000	351,937
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	1,120,000	1,081,539

		$14,214,790

Industrial Revenue - Paper – 3.1%
Bedford County, VA, Industrial Development Authority Rev. (Nekoosa Packaging), “A”, 6.55%, 2025	$1,000,000	$1,000,840
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	155,000	143,222
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	2,150,000	1,781,512
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	500,000	532,105
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	850,000	821,746
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	500,000	501,700
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	525,000	433,031
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	2,000,000	2,116,900
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	640,000	559,424
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019 (d)	1,870,000	42,636
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	700,000	15,960

		$7,949,076

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Entertainment & Tourism – 0.5%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$230,000	$221,817
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	150,000	143,777
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	225,000	218,545
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	369,599	4
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	515,000	426,672
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	275,000	211,756

		$1,222,571

Miscellaneous Revenue - Other – 4.1%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$215,000	$216,726
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	170,000	162,758
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	220,000	196,735
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	110,000	86,000
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	775,000	652,775
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	235,000	230,382
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Cleveland City), “B”, 4.5%, 2030	550,000	383,609
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	155,000	125,504
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 2035	795,000	733,070
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024	1,130,000	1,060,076
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	1,520,000	1,520,562
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	505,000	432,406
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	455,000	456,092
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	1,875,000	1,893,356
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	1,125,000	935,595
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	175,000	170,195
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	85,000	83,258
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	170,000	138,451
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	155,000	126,578
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	915,000	723,280
Toledo-Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	90,000	71,703

		$10,399,111

Multi-Family Housing Revenue – 2.5%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$210,000	$190,537
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	2,000,000	2,059,560
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	435,000	409,522
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	503,975
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037 (q)	1,095,000	644,933

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
MuniMae TE Bond Subsidiary LLC, 7.5%, 2049 (n)	$1,829,523	$1,656,872
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	1,000,000	640,770
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	445,000	402,356

		$6,508,525

Sales & Excise Tax Revenue – 0.8%
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	$130,000	$120,374
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	1,180,000	1,079,971
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	590,000	531,313
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	950,000	332,054

		$2,063,712

Single Family Housing - Local – 0.5%
Corpus Christi, TX, Housing Finance Authority Rev., Capital Appreciation, “B”, 0%, 2011 (a)	$885,000	$6,992
Dallas, TX, Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, NATL, 0%, 2016	1,200,000	673,656
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	115,000	121,305
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	25,000	19,111
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	140,000	144,388
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	70,000	73,830
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	50,000	50,448
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	175,000	180,770
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	80,000	82,507

		$1,353,007

Single Family Housing - State – 0.6%
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	$105,000	$108,396
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	95,000	101,735
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	40,000	41,002
Colorado Housing & Finance Authority Rev., “D-2”, 6.9%, 2029	185,000	193,658
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	110,000	113,641
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	70,000	71,452
Nebraska Investment Finance Authority Single Family Mortgage Rev., Capital Appreciation, 0%, 2015	425,000	289,106
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	15,000	15,098
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	700,000	665,245

		$1,599,333

Solid Waste Revenue – 1.3%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$225,000	$225,761
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	2,850,000	2,856,669
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	145,000	147,765

		$3,230,195

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Agency - Other – 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$200,000	$189,100
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	900,000	809,073

		$998,173

State & Local Agencies – 0.3%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	$620,000	$587,351
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	260,000	263,416

		$850,767

Student Loan Revenue – 0.6%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$605,729
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	880,000	881,056

		$1,486,785

Tax - Other – 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	$395,000	$404,038

Tax Assessment – 5.7%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$265,000	$239,661
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	600,000	383,610
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	205,000	143,658
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	815,000	732,489
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	470,000	395,289
Baltimore, MD, Special Obligation, “A”, 7%, 2038	715,000	684,734
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	460,000	418,227
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	175,000	161,593
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	305,000	236,808
Fishhawk Community Development District, FL, 7.04%, 2014	95,000	92,412
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039 (d)	170,000	57,800
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017 (d)	995,000	338,300
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	560,000	438,278
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 2037	660,000	401,214
Homestead, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	310,000	189,019
Katy, TX, Development Authority Rev., “B”, 6%, 2018	420,000	391,411
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (d)	170,000	81,600
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	100,000	76,075
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	420,000	318,830
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	355,000	247,155
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	1,140,000	900,760
Main Street Community Development District, FL, “A”, 6.8%, 2038	550,000	430,392
Main Street Community Development District, FL, “B”, 6.9%, 2017	420,000	384,082
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	650,000	390,481
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (d)	440,000	140,800

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	$235,000	$210,807
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	230,000	219,995
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	970,000	757,842
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	170,000	154,814
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	592,000	444,130
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	280,000	234,777
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010 (d)	190,000	190,000
Parker Road Community Development District, FL, “A”, 5.6%, 2038	330,000	181,500
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	900,000	731,520
Paseo Community Development District, FL, “B”, 4.875%, 2010 (d)	390,000	93,600
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	245,000	206,687
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010 (d)	175,000	133,000
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	800,000	633,584
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	1,070,000	735,646
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	785,000	552,719
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039 (d)	210,000	94,500
Watergrass Community Development District, FL, “A”, 5.375%, 2039	420,000	214,360
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	645,000	574,843

		$14,639,002

Tobacco – 7.9%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2012 (c)(f)	$2,080,000	$2,180,131
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	2,740,000	1,946,277
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 2042	220,000	148,337
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	1,290,000	843,196
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	1,420,000	1,021,122
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	1,470,000	1,346,755
District of Columbia, Tobacco Settlement, 6.25%, 2024	840,000	841,949
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,035,000	681,713
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	1,000,000	1,150,280
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	3,270,000	110,036
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	1,635,000	1,302,506
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	1,305,000	1,248,128
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	615,000	647,620
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	15,000	17,092
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	1,915,000	1,158,096
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,280,000	768,576
Railsplitter Tobacco Settlement Authority, IL, 5.5%, 2023	880,000	839,758
Railsplitter Tobacco Settlement Authority, IL, 6%, 2028	2,560,000	2,453,427
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	2,115,000	164,187
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2041	1,560,000	62,228
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	1,075,000	1,101,843

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	$130,000	$131,239

		$20,164,496

Toll Roads – 2.2%
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	$4,115,000	$1,218,040
North Texas Tollway Authority Rev., 6%, 2038	1,505,000	1,491,019
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0% to 2016, 6.25% to 2033	2,780,000	2,066,624
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	785,000	793,541

		$5,569,224

Transportation - Special Tax – 1.8%
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	$1,425,000	$1,405,991
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM,
11.5%, 2012 (c)	2,900,000	3,151,024

		$4,557,015

Universities - Colleges – 14.7%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$1,055,000	$1,054,852
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	180,000	169,639
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	370,000	319,972
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	420,000	340,683
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	510,000	447,806
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	2,500,000	2,740,200
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	400,000	402,344
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	795,000	576,924
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	1,380,000	955,567
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	905,000	875,379
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	300,000	290,199
Louisiana State University (Health Sciences Center Project), NATL, 6.375%, 2031	2,500,000	2,504,275
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	110,000	96,996
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), 5%, 2038 (u)	20,000,000	20,294,800
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	535,000	591,127
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	1,370,000	1,386,865
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	885,000	843,378
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	590,000	656,505
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	1,065,000	1,181,639
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	1,260,000	1,229,017
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	105,000	96,786
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	540,000	513,184

		$37,568,137

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 0.2%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$380,000	$301,587
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	155,000	143,442
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	215,000	197,022

		$642,051

Universities - Secondary Schools – 3.3%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$495,000	$510,657
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	1,000,000	1,055,100
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	570,000	496,390
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	350,000	306,513
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2040	380,000	311,019
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	365,000	356,915
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	430,000	350,097
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	945,000	708,665
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (d)	140,000	56,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	150,000	134,193
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	1,000,000	1,003,440
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 2035	770,000	755,686
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorn Academy Project), 8.25%, 2035	830,000	814,570
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	500,000	376,305
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	285,000	222,286
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	1,255,000	908,432

		$8,366,268

Utilities - Cogeneration – 0.4%
Alaska Industrial Development & Export Authority, Power Rev., Upper Lynn Canal Regional Power, 5.8%, 2018	$830,000	$806,528
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	250,000	245,740

		$1,052,268

Utilities - Investor Owned – 6.3%
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.), “A”, 5.375%, 2019	$500,000	$487,565
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	1,075,000	1,030,087
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	835,000	265,572
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	470,000	480,979
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), 5.95%, 2028	2,270,000	2,267,412
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	1,840,000	1,732,581
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	165,000	170,115

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Matagorda County, TX (CenterPoint Energy), 5.6%, 2027	$1,500,000	$1,513,500
Matagorda County, TX, Navigation District No. 1 Rev. (Centerpoint Energy, Inc.), “A”, FRN, AMBAC, 5.25%, 2026	390,000	357,985
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	525,000	526,155
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	1,655,000	1,531,752
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	800,000	803,464
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), 6%, 2021	1,000,000	1,012,620
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	400,000	402,792
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	1,165,000	1,219,301
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,315,000	1,282,717
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	610,000	584,514
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2016	540,000	540,184

		$16,209,295

Utilities - Other – 2.5%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$210,000	$224,979
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	465,000	464,940
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	500,000	498,495
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	285,000	273,731
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	440,000	458,049
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	50,000	51,767
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	1,900,000	1,595,867
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5%, 2014	455,000	479,320
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	510,000	487,193
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	80,000	75,756
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	560,000	525,482
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	905,000	834,175
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	450,000	419,760

		$6,389,514

Water & Sewer Utility Revenue – 0.3%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$710,000	$777,095

Total Municipal Bonds		$379,395,337

Money Market Funds (v) – 1.4%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	3,611,334	$3,611,334

Total Investments		$383,006,671

Other Assets, Less Liabilities – (5.2)%		(13,366,919)

Preferred shares (issued by the fund) – (44.5)%		(113,750,000)

Net assets applicable to common shares – 100.0%		$255,889,752

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,301,485, representing 2.5% of net assets applicable to common shares.

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$1,000,000	$640,770
% of Net Assets applicable to common shares			0.3%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Income Trust

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$379,395,337	$—	$379,395,337
Mutual Funds	3,611,334	—	—	3,611,334

Total Investments	$3,611,334	$379,395,337	$—	$383,006,671

Other Financial Instruments
Futures	$646,525	$—	$—	$646,525

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$389,090,754

Gross unrealized appreciation	$10,439,692
Gross unrealized depreciation	(32,773,775)

Net unrealized appreciation (depreciation)	$(22,334,083)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Municipal Income Trust

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Derivative Contracts at 1/31/11

Futures Contracts Outstanding at 1/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	100	12,062,500	March-2011	646,525

At January 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affilated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,387,149	19,925,778	(17,701,593)	3,611,334

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,793	$3,611,334

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: March 21, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 21, 2011

*	Print name and title of each signing officer under his or her signature.